Average Annual Total Returns{- Franklin High Income Fund} - Franklin High Income Fund-24 - Franklin High Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	ICE BofA US High Yield Constrained Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		ICE BofA US High Yield Constrained Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		ICE BofA US High Yield Constrained Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		Lipper High Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 1 year	Lipper High Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 5 years	Lipper High Yield Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 10 years	Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Credit Suisse High Yield Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	9.98%	3.77%	5.84%	7.56%	1.24%	3.18%	5.85%	1.68%	3.33%	9.81%	3.86%	5.94%	13.12%	4.21%	5.77%	14.21%	4.34%	5.96%	15.26%	4.99%	4.08%	[1]	14.45%	4.84%	6.46%	14.41%	[2]	6.14%	[2]	7.48%	[2]	13.63%	5.09%	6.49%	14.00%	6.05%	7.36%

[1]	1. Since inception May 1, 2013.
[2]

2. Effective April 1, 2020, the ICE BofAML US High Yield Constrained Index replaced the Credit Suisse High Yield Index as the Fund's primary benchmark. The investment manager believes the composition of the ICE BofAML US High Yield Constrained Index more accurately reflects the Fund's portfolio composition.